Segment and Geographical Financial Information - Summary of Sales Results on Geographic Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 53,452	$ 87,758	$ 85,755	$ 74,294	$ 40,363	$ 72,831	$ 76,990	$ 57,155	$ 33,376	$ 288,170	$ 240,352	$ 175,255
Domestic [Member]
Segment Reporting Information [Line Items]
Net Sales										265,622	221,632	159,932
International [Member]
Segment Reporting Information [Line Items]
Net Sales										$ 22,548	$ 18,720	$ 15,323